Financial instruments risk (Details Narrative) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial Instruments Risk
Credit loss for trade receivables	$ 297,724	$ 407,887	$ 360,777